Management Contracts	12 Months Ended
Dec. 31, 2012
Management Contracts [Abstract]
Management Contracts
Management Contracts

During the second quarter of 2011, as part of the Company's combination with Eola, Parkway purchased the management contracts associated with Eola's property management business.  At the purchase date, the contracts were valued by an independent appraiser at $51.8 million.  The value of the management contracts is based on the sum of the present value of future cash flows attributable to the management contracts, in addition to the value of tax savings as a result of the amortization of intangible assets.

During 2012, the Company evaluated certain qualitative factors and determined that it was necessary to apply the two-step quantitative impairment test under ASU 2011-8.  During this process the Company determined that the management contracts were impaired due to the fair value of the management contracts being estimated at $19.0 million as compared to the carrying amount of $46.1 million.  As a result, the Company recorded a $42.0 million non-cash impairment loss, net of deferred tax liability, associated with the Company's investment in management contracts and goodwill.  The Company's strategy related to the third-party management business has changed since the acquisition of these contracts.  When the contracts were acquired, the Company's strategy was to grow the third-party business and continue to add management contracts in Parkway's various markets.  While the Company still views the cash flow from this business as positive and the additional management contracts gives Parkway scale and critical mass in some of its key markets, the Company is no longer actively seeking to grow this portion of the business.  Given this change in strategy and as a result of the decrease in cash flow from the management company due to management contracts terminated during 2012, the Company determined that its management contracts and associated goodwill was impaired and recorded a $42.0 million non-cash impairment charge, net of deferred tax liability, during the fourth quarter of 2012.

At December 31, 2012, the Company carried a deferred tax liability of $2.0 million.  The balance was reduced during the fourth quarter of 2012 from the initial $14.8 million as a result of the reduction in the value of the Company's management contracts to $19.0 million, which will be amortized over their remaining useful life of 2.7 years.